Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Abstract
Commitments and Contingencies
16.	Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

•	The amount is material.

(a)	Lease Commitments: The vessel-owning subsidiaries of the Partnership have entered into time and bareboat charter agreements, which as of December 31, 2011 are summarized as follows:

Vessel Name	Time Charter (TC)/ Bare Boat Charter (BC) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/T Alexander the Great	1+1+1 TC	11/2011	CMTC (4)	50/50(1)	$28.0
M/T Amoureux	1+1+1 TC	10/2011	CMTC (5)	50/50(1)	$20.0
M/T Aias	1+1+1 TC	11/2011	CMTC (5)	50/50(1)	$20.0
M/T Atlantas (M/T British Ensign)	5+3 BC	04/2006	B.P. Shipping Ltd		$13.5 (3y)
M/T Aktoras (M/T British Envoy)	5+3 BC	07/2006	B.P. Shipping Ltd		$13.5 (3y)
M/V Cape Agamemnon	10 TC	06/2010	COSCO Group		$42.2
M/T Agisilaos	1 TC	08/2011	CMTC	50/50(3)	$13.5
M/T Arionas	1 TC	10/2011	CMTC	50/50(3)	$13.8
M/T Aiolos (M/T British Emissary)	5+3 BC	03/2007	B.P. Shipping Ltd		$15.2 (5y) $13.5 (3y)
M/T Avax	1 TC	05/2011	CMTC	50/50 (3)	$14.0
M/T Axios	1 TC	03/2011	Petrobras	50/50 (3)	$13.5
M/T Alkiviadis	2 TC	06/2010	CMTC	50/50 (3)	$13.0
M/T Assos (M/T Insurgentes)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (8)		$16.8
M/T Atrotos (M/T El Pipila)	5 BC	04/2009	Arrendadora Ocean Mexicana, S.A. de C.V (8)		$16.8
M/T Akeraios	1 TC	07/2011	CMTC	50/50(3)	$14.0
M/T Anemos I	3 TC	09/2010	Petrobras		$14.7
M/T Apostolos	2 TC	10/2010	B.P. Shipping Ltd	50/50(3)	$14.0
M/T Alexandros II (M/T Overseas Serifos)	10 BC	01/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aristotelis I (M/T Overseas Sifnos)	10 BC	06/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Aris II (M/T Overseas Kimolos)	10 BC	08/2008	Overseas Shipholding Group Inc. (2)		$13.0
M/T Agamemnon II (6)	3 TC	1/2009	B.P. Shipping Ltd	50/50(3)	$22.3
M/T Ayrton II (6)	2+1 TC	4/2009	B.P. Shipping Ltd	50/50(3)	$22.3
M/TAmore Mio II	0.9 to 1.2	12/2011	CMTC		$18.3
M/T Achilleas (7)	1+1+1 TC	01/2012	CMTC	50/50(1)	$28.0

(1)	Profit sharing refers to an arrangement between vessel-owning companies and charterers to share a predetermined percentage voyage profit in excess of the basic rate.
(2)
Overseas Shipholding Group Inc. has an option to purchase each of the three STX vessels delivered or to be delivered in 2008 at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.

(3)	50/50 profit share for breaching IWL (Institute Warranty Limits - applies to voyages to certain ports at certain periods of the year).
(4)
The M/T 'Alexander The Great' will be earning for the first 12 months of its time charter with CMTC a gross daily charter rate of $28.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC has the option to extend the time charter employment for a second year at $34.0 per day and for a third year at $38.0 per day with the same profit share arrangements.

(5)
The M/T 'Aias' and 'Amoureux' will be earning for the first 12 months of their time charter with CMTC a gross daily charter rate of $20.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC will have the option to extend the time charter employment for a second year at $24.0 per day and for a third year at $28.0 per day with the same profit share arrangements.

(6)
On December 7, 2011 M/T Agamemnon and M/T Ayrton II entered into a new time charter agreement with BP for one and two years respectively. The rate for M/T Agamemnon and the M/T Ayrton II will be $14.0 per day for the first year. For the M/T Ayrton II the rate will increase to $15.0 for the second year. The new charter rate for M/T Agamemnon will commence upon redelivery from the vessel's current charter, expected at the end of January 2012, with earliest expected redelivery at the end of December 2012 and for M/T Ayrton II upon redelivery from the vessel's current charter, expected in April 2012, with earliest expected redelivery in March 2014.

(7)
The M/T 'Achilleas' will be earning for the first 12 months of its time charter with CMTC a gross daily charter rate of $28.0 per day plus 50/50 profit share on actual earnings settled every 6 months. CMTC has the option to extend the time charter employment for a second year at $34.0 per day and for a third year at $38.0 per day with the same profit share arrangements.

(8)	Arrendadora has since delivered these vessels to the state-owned Mexican petroleum company Petroleos Mexicanos.
Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2011 were:

Year ended December 31,	Amount
2012	$68,295
2013	65,327
2014	41,356
2015	30,058
2016	19,865
Thereafter	53,889

Total	$278,790